Significant related party transactions and balances	12 Months Ended
Dec. 31, 2025
Significant related party transactions and balances
Significant related party transactions and balances

31.Significant related party transactions and balances

The Group’s relationships with related parties who had transaction with the Group are summarized as follows:

Related parties	Relationship to the Company
Amber Global Limited	Affiliate
Amber AI Limited	Affiliate
Amber AI Services Limited	Affiliate
Amber AM Limited	Affiliate
Amber Technologies Service Pte. Ltd.	Affiliate
WhaleFin Technologies Limited	Affiliate
Amber Technologies Limited	Affiliate
Amber Vault AUS Pty. Ltd.	Affiliate
Amber Technologies Global Pte. Ltd.	Affiliate
Amber Technologies North America Ltd	Affiliate
Amber Technologies Service Pte. Ltd.	Affiliate
Lead Accelerating Limited	Affiliate
WhaleFin Markets Limited	Affiliate
Amber Custodian Services Limited	Affiliate
Gamma Digital Limited	Affiliate
Amber Mega Limited	Affiliate
Amber Macro Holding Limited	Affiliate
Axiom AI Limited	Affiliate
Rigsec Technology Holding Limited	Affiliate
Rigsec Technology Limited	Affiliate
Amber Services NA, LLC	Affiliate
AAC Global Holding Limited	Affiliate
AG Global Technology Limited Inc.	Affiliate
Amber Global Alpha Fund Management Limited	Affiliate
Proton Fund SPC	Affiliate
Amber ALIR Limited	Affiliate
Amber ALIR Holding Limited	Affiliate

31.Significant related party transactions and balances (Continued)

(a)	Related party transactions

In addition to the related party information disclosed elsewhere in the financial statements, the following transactions with related parties took place at terms agreed between the parties during the financial period:

	For the years ended December 31,
	2023	2024	2025
Revenue generated from:
WhaleFin Technologies Limited	308	1,898	24,142
Amber Technologies Limited	1,277	—	—
Lead Accelerating Limited	18	3,709	8,860
AG Global Technology Limited Inc.	—	—	3,542
Proton Fund SPC	—	—	4,991
Axiom AI Limited	—	—	1,342
Amber Global Alpha Fund Management Limited	—	—	34
Amber ALIR Holding Limited	—	—	1
Rigsec Technology Holding Limited	—	—	62
Rigsec Technology Limited	25	25	—
Gamma Digital Limited	—	5	6
	1,628	5,637	42,980

Cost of revenue to:
WhaleFin Technologies Limited	9	49	—
Lead Accelerating Limited	6	22	329
Amber ALIR Holding Limited	—	—	103
Amber AI Services Limited	—	—	19
Amber Technologies Global Pte. Ltd.	2	—	—

Service income from:
Amber Technologies Service Pte. Ltd.	—	66	106
WhaleFin Markets Limited	—	48	108
Axiom AI Limited	—	—	375
AAC Global Holding Limited	—	—	7

Outsourcing/support services provided by:
Amber Technologies North America Ltd	—	7	1,675
Amber Technologies Global Pte. Ltd.	90	—	—
Amber AI Limited	—	—	10,622
Amber AI Services Limited	—	—	2,960
Amber AM Limited	—	—	32
Amber Services NA, LLC	—	—	403
Amber ALIR Holding Limited	—	—	282
Amber Technologies Service Pte. Ltd.	—	—	55

Interest expenses to:
Amber Global Limited	58	17	—
Amber Technologies Global Pte. Ltd.	73	—	—

Service fee to:
Rigsec Technology Limited	—	59	185

Payment on behalf:
Amber AI Limited	—	—	320

Waiver of balance by:
Amber Global Limited	—	47,106	948

31.Significant related party transactions and balances (Continued)

(b)	Related parties balances

Amounts due from related parties

	As of
	January 1,	As of December 31,
	2024	2024	2025
Trade nature (Note (i))
Gamma Digital Limited	—	5	1
WhaleFin Technologies Limited	7,506	—	—
Lead Accelerating Limited	—	4,108	930
AG Global Technology Limited Inc.	—	—	25,447
Axiom AI Limited	—	—	97
Amber Global Alpha Fund Management Limited	—	—	34
Proton Fund SPC	1	—	—
Rigsec Technology Limited	25	—	—

Non-trade nature (Note (ii))
Amber AI Limited	—	124	—
Amber Technologies Global Pte. Ltd.	—	47	—
Amber Technologies Service Pte. Ltd.	—	66	74
WhaleFin Technologies Limited	—	1,657	—
WhaleFin Markets Limited	—	5,501	5,503
Amber Custodian Services Limited	—	15	160
Amber Global Limited	3,000	—	15
Amber Mega Limited	—	5	—
Axiom AI Limited	—	—	74
Rigsec Technology Holding Limited	—	—	6
Amber Macro Holding Limited	—	5	—

Note:

i)	Balances are trade in nature, unsecured, interest—free and with credit terms of 30 days (2024: 30 days).
ii)	These non-trade receivables mainly pertained to expenses paid on behalf of related parties.

Balances are non-trade in nature, unsecured, interest—free and repayable on demand.

Amounts due from related parties are denominated in the following currencies:

	As of
	January 1,	As of December 31,
	2024	2024	2025
US$	3,026	4,447	6,050
SGD	—	48	74
HK$	—	2,930	2,930
	3,026	7,425	9,054

31.Significant related party transactions and balances (Continued)

(b)	Related parties balances (Continued)

Amounts due from related parties (Continued)

The following table sets forth the fair value of the amounts due from related parties that were denominated in digital assets:

	As of
	January 1,	As of December 31,
	2024	2024	2025
BTC	3,058	4,130	(48,008)
ETH	1,161	155	(4,368)
USDS (Note)	1,734	—	92,586
USDC	819	—	(37,139)
USDT	734	—	20,356
ADA	—	(35)	33
BCH	—	(13)	85
DOT	—	(10)	(22)
XRP	—	(119)	(236)
	7,506	4,108	23,287

Note:

USDS is a cryptographic blockchain-based digital information unit token issued by the Group and only used in Group’s platform. Each USDS is equivalent to US$1.

31.Significant related party transactions and balances (Continued)

(b)	Related parties balances (Continued)

Amounts due to related parties

	As of
	January 1,	As of December 31,
	2024	2024	2025
Trade nature
Amber Global Limited	21,848	—	—
Amber Technologies Limited	23	—	—
Lead Accelerating Limited	—	1,723	3,260
WhaleFin Technologies Limited	—	8,245	—
AG Global Technology Limited Inc.	—	—	127
Proton Fund SPC	—	—	39,506
Amber ALIR Holding Ltd	—	—	52

Non-trade nature
Amber AI Limited	11	5	3,158
Amber Global Limited	4,946	—	—
Amber Technologies Service Pte. Ltd	2	—	—
Amber Global Technologies Pte. Ltd	45	—	—
Amber Technologies North America Limited	—	7	460
Amber AI Services Limited	—	—	749
Amber AM Limited	—	—	2
Rigsec Technology Limited	—	—	30
AG Global Technology Limited Inc.	—	—	25
Amber ALIR Holding Limited	—	—	2
Lead Accelerating Limited	—	—	52
Amber Services NA, LLC	—	—	58

Loan payable
AG Global Technology Limited Inc. (Note)	—	—	550

Note:

The loan payable to AG Global Technology Limited Inc. is for working capital purpose. It is unsecured, interest-free, repayable on demand, and denominated in US$.

Amounts due to related parties are denominated in the following currencies:

	As of
	January 1,	As of December 31,
	2024	2024	2025
US$	3,508	1,728	5,096
SGD	1,496	7	—
Others	—	—	42
	5,004	1,735	5,138

31.Significant related party transactions and balances (Continued)

(b)	Related parties balances (Continued)

Amounts due to related parties (Continued)

The following table sets forth the fair value of the amount due to related parties that were denominated in digital assets:

	As of
	January 1,	As of December 31,
	2024	2024	2025
BTC	12,543	5,262	(47,475)
ETH	4,627	531	(289)
USDS (Note)	23	—	57,881
USDC	4,678	2,354	13,351
USDT	—	98	19,031
Others (Note)	—	—	394
	21,871	8,245	42,893

Note:

USDS is a cryptographic blockchain-based digital information unit token issued by the Group and only used in Group’s platform. Each USDS is equivalent to US$1.

Others mainly consist of “XRP”, “ADA”, “BCH”, “ADA”, “DOT” and “SOL”, no other crypto asset individually representing more than 1% of the total.

(c)	Key management compensation

	For the years ended December 31,
	2023	2024	2025
Fees	—	—	—
Salaries, bonus and allowances	—	257	1,059
Defined contribution retirement schemes	—	—	10
Share-based compensation expenses	—	—	—
	—	257	1,069